Derivative liabilities (Details Narrative)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 12, 2026 USD ($) shares	Sep. 30, 2022	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Mar. 12, 2026 $ / shares	Dec. 31, 2023 USD ($)	Jun. 30, 2019 USD ($) shares
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Number of shares issued | shares				68,758,339	35,751,969
Gross proceeds from common shares				$ 1,350,707	$ 2,277,759
Conversion price | $ / shares						$ 0.38
Derivative liability	$ 910,517		$ 11,514,895	$ 8,893,600	$ 9,007,907		$ 1,094,316
Additional capital	$ 2,089,483
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Number of shares issued | shares			8,152,200	68,759,139
Fair values of warrants			$ 1,103,118	$ 1,108,808
Gross proceeds from common shares			$ 1,500,000	$ 1,350,707
Derivative liability							$ 946,649
Private Placement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Secured convertible debentures								$ 14,671,000
Private Placement [Member] | Series A-1 Preferred Stock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Number of shares issued | shares	10,726,579
Gross proceeds from private placements	$ 3,000,000
Private Placement [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share purchase | shares								14,671
Conversion, rate		75.00%